Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
C000256223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	3.54%	2.97%
C000256224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	4.38%	3.06%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.32%	3.44%
S And P Municipal Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Yield Index
Average Annual Return, Percent	3.63%	3.06%